Bank loans	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Bank loans

13 Bank loans

The bank loans as of December 31,2024 and 2025 are set out below:

2024

Bank loans	Currency	Period	Interest	Individual guarantee	Directors’ personal guarantee	Carrying amount (S$)	Carrying amount (US$)
Secured fixed rate bank loans	SGD	2020 - 2025	2.75% -6.75%p P.a.	Guarantee from Poo Kow Peok, Poo Chen Boon and Poo Chong Hee	Corporate guarantee from Campaign Complete Solutions Pte Ltd and WIS Holdings Pte Ltd	520,740	381,159
						520,740	381,159

2025

Bank loans	Currency	Period	Interest	Individual guarantee	Directors’ personal guarantee	Carrying amount (S$)	Carrying amount (US$)
Secured variable rate bank loans	SGD	2025 - 2026	1.75% + 3 months compounded SORA per annum on monthly rests	-	-	750,000	583,249
						750,000	583,249

December 31, 2024 (All amounts in S$)

Bank loans	Carrying amount	Within 1 year	2026	2027	2028	2029	Thereafter
Secured fixed rate bank loans	520,740	520,740	-	-	-	-	-

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13 Bank loans (cont’d)

December 31, 2025 (All amounts in S$)

Bank loans	Carrying amount	Within 1 year	2027	2028	2029	2030	Thereafter
Secured fixed rate bank loans	750,000	750,000	-	-	-	-	-

December 31, 2025 (All amounts in US$)

Bank loans	Carrying amount	Within 1 year	2027	2028	2029	2030	Thereafter
Secured fixed rate bank loans	583,249	583,249	-	-	-	-	-

One of the subsidiaries breached certain financial covenants associated with its bank loan facility in 2024. The outstanding loan balance was subsequently fully repaid during the year.